Concentration and Risks (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration and Risks
Cash and cash equivalents, restricted cash and time deposits and short term investments subject to such government controls.	¥ 24,509,656	¥ 5,384,769
Percentage of appreciation of domestic currency (RMB) against foreign currency(US$)	2.30%	6.50%
Percentage of depreciation of peoples domestic currency (RMB) against foreign currency(US$)			1.60%